Financial risk management - Net debt ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Gearing ratio
Loans and financing	$ 1,508,557	$ 1,424,867	$ 1,447,299
Cash and cash equivalents	(698,618)	(1,032,938)	(1,019,037)	$ (915,576)
Derivative financial instruments	2,294	3,017	3,260
Lease liabilities	34,384
Financial investments	(58,775)	(92,233)	(206,547)
Net debt	787,842	302,713	224,975
Net (loss) income for the year	(159,007)	90,976	165,265
Plus (less):
Share in the results of associates			(60)
Depreciation and amortization	317,892	267,189	270,454
Net financial results	104,854	202,654	130,181
Income tax (benefit) expense	(56,873)	40,923	106,194
EBITDA	206,866	601,742	672,034
Exceptional items
Exceptional items	142,133	3,050	(4,515)
Adjusted EBITDA	$ 348,999	$ 604,792	$ 667,519
Gearing ratio	2.26	0.50	0.34